SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ESTIMATES (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company had the following shares of Common Stock equivalents at December 31, 2016 and 2015:

	December 31,
	2016	2015
Stock Options	5,956,833	6,083,333
Restricted Stock Units	149,584	1,869,000
Restricted Stock	1,068,305	-
Series A Preferred Stock	-	3,112,033
Series B Preferred Stock	15,454,545	-
Stock Purchase Warrants	12,392,776	24,383,161
Convertible Debentures	-	3,423,233
Convertible Bridge Notes	-	5,900,004
	35,022,043	44,770,764